UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083
                                                     ---------
                               Van Eck Funds, Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         99 Park Ave. New York, NY 10016
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          -------------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-687-5200
                                 --------------

                         Date of fiscal year end: 12/31
                                                  -----
                        Date of reporting period: 3/31/06
                                                  -------

ITEM 1.  Schedule of Investments.



VAN ECK FUNDS, INC.--MID CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)


                                     NO. OF
            SECTOR                   SHARES             SECURITIES                         VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS  0.8%
                                       5,560     Louisiana-Pacific Corp.                  $151,232
                                                                                      -------------
COMMUNICATIONS  2.1%
                                       6,950     CenturyTel, Inc.                          271,884
                                       5,005     PanAmSat Holding Corp.                    124,224
                                                                                      -------------
                                                                                           396,108
                                                                                      -------------
CONSUMER CYCLICAL  14.2%
                                       3,435     Autoliv Inc.                              194,352
                                      10,134     Autonation, Inc. +                        218,388
                                      10,207     Circuit City Stores, Inc.                 249,867
                                       7,059     Dillards's, Inc.                          183,816
                                       4,941     Federated Department Stores, Inc.         360,693
                                       9,717     Goodyear Tire & Rubber Co. +              140,702
                                       4,655     J.C. Penney Co., Inc.                     281,209
                                       9,750     Lear Corp.                                172,868
                                      14,820     Mattel, Inc.                              268,687
                                       7,311     Sabre Holdings Corp.                      172,028
                                       5,650     Standard-Pacific Corp.                    189,953
                                       3,584     Wendy's International, Inc.               222,423
                                                                                      -------------
                                                                                         2,654,986
                                                                                      -------------
CONSUMER NON-CYCLICAL  13.7%
                                       6,630     AmerisourceBergen Corp.                   320,030
                                       5,847     Biogen Idec Inc. +                        275,394
                                       5,008     Community Health Systems Inc. +           181,039
                                       6,367     Equifax, Inc.                             237,107
                                       3,842     Health Net, Inc. +                        195,250
                                       3,194     Hershey Co.                               166,823
                                         842     Hospira, Inc. +                            33,225
                                       3,602     Humana, Inc. +                            189,645
                                      14,181     King Pharmaceuticals, Inc. +              244,622
                                       8,388     PepsiAmericas, Inc.                       205,087
                                       4,686     Sierra Health Services, Inc. +            190,720
                                       9,674     Tyson Foods, Inc.                         132,921
                                       4,396     UST, Inc.                                 182,874
                                                                                      -------------
                                                                                         2,554,737
                                                                                      -------------
ENERGY  6.4%
                                       1,889     Amerada Hess Corp.                        268,994
                                       6,441     Equitable Resources, Inc.                 235,161
                                       2,062     Kinder Morgan, Inc.                       189,683
                                       3,201     Sunoco, Inc.                              248,302
                                       6,077     W&T Offshore Inc.                         244,964
                                                                                      -------------
                                                                                         1,187,104
                                                                                      -------------

FINANCE  40.6%
                                       4,905     A. G. Edwards, Inc.                       244,563
                                          56     Alleghany Corp. +                          16,241
                                       4,979     American Financial Group, Inc.            207,176
                                       1,031     American National Insurance Co.           115,554
                                       6,633     AmeriCredit Corp. +                       203,832
                                       4,054     AmerUs Group Co.                          244,213
                                      15,720     Annaly Mortgage Management Inc.           190,841
                                       8,786     Astoria Financial Corp.                   272,015
                                       2,427     Bear Stearns Companies, Inc.              336,625
                                       2,815     Cigna Corp.                               367,695
                                       4,680     Cincinnati Financial Corp.                196,888
                                       3,484     CIT Group, Inc.                           186,464
                                       5,060     Commerce Bancshares, Inc.                 261,450
                                       9,758     Crescent Real Estate Equities Co.         205,601
                                       3,508     Equity Office Properties Trust            117,799
                                       6,088     Federated Investors, Inc.                 237,736
                                         402     First Citizens Bancorporation Inc.         77,586
                                       4,788     Hanover Insurance Group, Inc.             250,987
                                       5,776     Lincoln National Corp.                    315,312
                                       2,761     M & T Bank Corp.                          315,141
                                       1,091     MBIA, Inc.                                 65,602
                                       9,940     Mellon Financial Corp.                    353,864
                                       3,353     MGIC Investment Corp.                     223,410
                                       5,914     Nationwide Financial Services, Inc.       254,420
                                       4,323     New Century Financial Corp.               198,944
                                       4,209     Northern Trust Corp.                      220,973
                                      10,732     Old Republic International Corp.          234,172
                                       1,075     PMI Group, Inc.                            49,364
                                       6,659     Principal Financial Group                 324,959
                                       4,766     Radian Group, Inc.                        287,152
                                       4,594     Safeco Corp.                              230,665
                                       4,899     StanCorp Financial Group, Inc.            265,085
                                       4,746     TCF Financial Corp.                       122,210
                                       2,811     Torchmark Corp.                           160,508
                                      10,777     UnumProvident Corp.                       220,713
                                                                                      -------------
                                                                                         7,575,760
                                                                                      -------------
INDUSTRIAL  10.3%
                                       4,954     Allied Waste Industries, Inc. +            60,637
                                       5,672     CSX Corp.                                 339,186
                                       3,475     Energizer Holdings, Inc. +                184,175
                                       6,248     GATX Corp.                                257,980
                                       7,581     Laidlaw International, Inc.               206,203
                                       2,109     Martin Marietta Materials, Inc.           225,726
                                         323     Norfolk Southern Corp.                     17,465
                                       5,108     Republic Services, Inc.                   217,141
                                       7,992     Swift Transportation Co., Inc. +          173,666
                                       2,566     USG Corp. +                               243,667
                                                                                      -------------
                                                                                         1,925,846
                                                                                      -------------
TECHNOLOGY  2.9%
                                       8,496     Avnet, Inc. +                             215,628
                                                 Freescale Semiconductor, Inc.
                                      11,697     (Class B) +                               324,826
                                                                                      -------------
                                                                                           540,454
                                                                                      -------------

UTILITIES  8.8%
                                       8,532     American Electric Power Co., Inc.         290,259
                                       8,285     Edison International                      341,176
                                       6,193     KeySpan Corp.                             253,108
                                       6,405     NRG Energy, Inc. +                        289,634
                                       7,182     PNM Resources, Inc.                       175,241
                                       6,898     Wisconsin Energy Corp.                    275,851
                                       1,389     Xcel Energy, Inc.                          25,210
                                                                                      -------------
                                                                                         1,650,479
                                                                                      -------------

TOTAL INVESTMENTS  99.8%                                                                18,636,706
 (Cost: $16,561,347)
Other assets less liabilities  0.2%                                                         39,087
                                                                                      -------------
NET ASSETS  100.0%                                                                     $18,675,793
                                                                                      =============

--------------------------
+  -  Non-income producing




SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Directors. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds, Inc.

By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds, Inc.

     /s/ Bruce J. Smith
     ------------------

Date: May 30, 2006
      ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.
   ------------------------------------------------------------------

Date: May 30, 2006
      ------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.
     ----------------------------------------------------------------

Date: May 30, 2006
      ------------